                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
    OF REGISTERED MANAGEMENT INVESTMENT COMPANY

  Investment Company Act file number 811-21043

                         Pioneer High Income Trust
               (Exact name of registrant as specified in charter)

                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)

            Terrence J. Cullen, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 742-7825

Date of fiscal year end:  March 31

Date of reporting period:  June 30, 2017

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may
use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget
("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW,
Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

File the schedules as of the close of the reporting period as set forth in
ss. 210.12-12  12-14 of Regulation S-X [17 CFR 210.12-12  12-14]. The
schedules need not be audited.

 Pioneer High

 Income Trust

 NQ | June 30, 2017

 Ticker Symbol: PHT

Prices and Distributions  |  9/30/16 (unaudited)

 Principal

 Amount

 USD ($)

 Value

 ASSET BACKED SECURITIES - 0.1% of Net Assets

 BANKS - 0.1%

 Thrifts & Mortgage Finance - 0.1%

 300,000

 InSite Issuer LLC, Series 2016-1A, Class C, 6.414%, 11/15/46 (144A)

 $308,636

 36,270(a)

 Security National Mortgage Loan Trust, Series 2007-1A, Class 1A3, 6.55%, 4/25/37 (144A)

 36,176

 Total Banks

 $344,812

 TOTAL ASSET BACKED SECURITIES

 (Cost  $329,058)

 $344,812

 COLLATERALIZED MORTGAGE OBLIGATIONS - 0.2% of Net Assets

 DIVERSIFIED FINANCIALS - 0.2%

 Thrifts & Mortgage Finance - 0.2%

 660,000(a)

 GMAT Trust, Series 2013-1A, Class M, 5.0%, 11/25/43 (144A)

 $582,622

 95,646

 Homeowner Assistance Program Reverse Mortgage Loan Trust, Series 2013-RM1, Class A, 4.0%, 5/26/53 (144A)

 95,168

 Total Diversified Financials

 $677,790

 TOTAL COLLATERALIZED MORTGAGE OBLIGATION

 (Cost  $731,280)

 $677,790

 COMMERCIAL MORTGAGE-BACKED SECURITIES - 1.0% of Net Assets

 BANKS - 0.5%

 Thrifts & Mortgage Finance - 0.5%

 1,000,000(a)

 Citigroup Commercial Mortgage Trust, Series 2014-GC23, Class E, 3.208%, 7/10/47 (144A)

 $647,511

 515,000(b)

 GS Mortgage Securities Trust, Series 2014-GSFL, Class D, 5.059%, 7/15/31 (144A)

 518,375

 500,000(a)

 JPMBB Commercial Mortgage Securities Trust, Series 2014-C25,

 Class D, 4.096%, 11/15/47 (144A)

 397,740

 Total Banks

 $1,563,626

 DIVERSIFIED FINANCIALS - 0.5%

 Thrifts & Mortgage Finance - 0.5%

 700,000(b)

 CFCRE Mortgage Trust, Series 2015-RUM, Class E, 5.759%, 7/15/30 (144A)

 $685,894

 900,000(a)

 Commercial Mortgage Trust, Series 2007-C9, Class H, 5.991%, 12/10/49 (144A)

 897,781

 Total Diversified Financials

 $1,583,675

 TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES

 (Cost  $3,157,535)

 $3,147,301

 SENIOR SECURED FLOATING RATE LOAN INTERESTS - 6.5% of Net Assets* (b)

 CAPITAL GOODS - 1.1%

 Aerospace & Defense - 1.0%

 2,139,250(c)

 ADS Tactical, Inc., Term Loan, 8.796%, 12/31/22

 $2,139,250

 878,910

 DynCorp International, Inc., Term Loan B2, 9.0%, 7/7/20

 882,938

 $3,022,188

 Industrial Machinery - 0.1%

 377,150

 Blount International, Inc., Initial Term Loan, 6.216%, 4/12/23

 $383,514

 Total Capital Goods

 $3,405,702

 CONSUMER SERVICES - 0.2%

 Education Services - 0.2%

 722,304

 Cengage Learning Acquisitions, Inc., 2016 Refinancing Term Loan, 5.339%, 6/7/23

 $684,383

 Total Consumer Services

 $684,383

 ENERGY - 1.4%

 Oil & Gas Drilling - 0.7%

 1,345,000

 Gavilan Resources LLC, Second Lien Initial Term Loan, 7.076%, 3/1/24

 $1,281,112

 1,050,500

 Jonah Energy LLC, Second Lien Initial Term Loan, 7.726%, 5/12/21

 1,016,359

 $2,297,471

 Oil & Gas Exploration & Production - 0.2%

 500,000

 Chesapeake Energy Corp., Term Loan Class A, 8.686%, 8/23/21

 $534,844

 Pipeline - 0.5%

 1,365,000

 Summit Midstream Partners Holdings LLC, Term Loan Credit Facility, 7.226%, 5/13/22

 $1,383,769

 Total Energy

 $4,216,084

 FOOD, BEVERAGE & TOBACCO - 0.2%

 Agricultural Products - 0.2%

 500,000

 NVA Holdings, Inc., Second Lien Term Loan, 8.296%, 8/14/22

 $505,625

 Total Food, Beverage & Tobacco

 $505,625

 HEALTH CARE EQUIPMENT & SERVICES - 0.6%

 Health Care Services - 0.3%

 994,937

 HC Group Holdings III, Inc., First Lien Initial Term Loan, 6.226%, 4/7/22

 $992,450

 198,995

 nThrive, Inc. (fka Precyse Acquisition Corp.), Additional Term B-2 Loan, 5.726%, 10/20/22

 200,425

 $1,192,875

 Health Care Technology - 0.3%

 1,313,405(c)

 Medical Card System, Inc., Term Loan, 1.5%, 5/31/19

 $853,713

 Total Health Care Equipment & Services

 $2,046,588

 Principal

 Amount

 USD ($)

 Value

 HOUSEHOLD & PERSONAL PRODUCTS - 0.5%

 Household Products - 0.3%

 836,719

 Redbox Automated Retail LLC, First Lien Term B Loan, 8.5%, 9/27/21

 $841,599

 Personal Products - 0.2%

 897,739

 Revlon Consumer Products Corp., Initial Term B Loan, 4.726%, 9/7/23

 $839,199

 Total Household & Personal Products

 $1,680,798

 INSURANCE - 0.6%

 Property & Casualty Insurance - 0.6%

 1,885,452

 Confie Seguros Holding II Co., Second Lien Term Loan, 11.046%, 5/8/19

 $1,857,171

 Total Insurance

 $1,857,171

 MATERIALS - 0.5%

 Diversified Metals & Mining - 0.0%†

 126,586(d)(e)

 PT Bakrie & Brothers Tbk, Facility Term Loan B, 8.152%, 9/28/17

 $      13,291

 Paper Packaging - 0.4%

 1,240,247

 Caraustar Industries, Inc., Refinancing Term Loan, 6.796%, 3/14/22

 $1,243,347

 Paper Products - 0.1%

 349,054

 Ranpak Corp., Second Lien Initial Term Loan, 8.422%, 10/3/22

 $348,182

 Total Materials

 $1,604,820

 MEDIA - 0.9%

 Publishing - 0.9%

 103,812

 Lee Enterprises, Inc., First Lien Term Loan, 7.476%, 3/31/19

 $104,331

 2,796,750

 McGraw-Hill Global Education Holdings LLC, First Lien Term B Loan, 5.226%, 5/4/22

 2,758,644

 Total Media

 $2,862,975

 RETAILING - 0.3%

 Automotive Retail - 0.3%

 987,837

 CWGS Group LLC, Term Loan, 4.743%, 11/8/23

 $994,382

 Total Retailing

 $994,382

 SOFTWARE & SERVICES - 0.2%

 Application Software - 0.2%

 500,000

 STG-Fairway Acquisitions, Inc., First Lien Term Loan, 6.546%, 6/30/22

 $460,625

 Total Software & Services

 $460,625

 TOTAL SENIOR SECURED FLOATING RATE LOAN INTERESTS

 (Cost  $20,773,837)

 $20,319,153

 CORPORATE BONDS & NOTES - 114.9% of Net Assets

 AUTOMOBILES & COMPONENTS - 1.9%

 Auto Parts & Equipment - 1.0%

 EUR

 360,000(f)

 IHO Verwaltungs GmbH, 3.25% (4.0% PIK 0.0% cash), 9/15/23 (144A)

 $421,472

 EUR

 840,000(f)

 IHO Verwaltungs GmbH, 3.75% (4.5% PIK 0.0% cash), 9/15/26 (144A)

 1,000,224

 1,744,000(g)

 International Automotive Components Group SA, 9.125%, 6/1/18 (144A)

 1,704,760

 $3,126,456

 Automobile Manufacturers - 0.9%

 600,000

 Dana Financing Luxembourg S.a.r.l., 5.75%, 4/15/25 (144A)

 $621,000

 2,020,000

 TI Group Automotive Systems LLC, 8.75%, 7/15/23 (144A)

 2,136,150

 $2,757,150

 Total Automobiles & Components

 $5,883,606

 BANKS - 4.7%

 Diversified Banks - 2.0%

 1,200,000

 Access Bank Plc, 10.5%, 10/19/21 (144A)

 $1,292,544

 200,000(a)

 Banco Nacional de Comercio Exterior SNC, 3.8%, 8/11/26 (144A)

 199,500

 600,000(a)(g)(h)

 Bank of America Corp., 6.5%

 667,158

 1,239,000(a)(g)(h)

 Goldman Sachs Capital II, 4.0%

 1,075,626

 675,000(a)(h)

 Intesa Sanpaolo S.p.A., 7.7% (144A)

 701,156

 200,000(a)(h)

 Royal Bank of Scotland Group Plc, 7.5%

 206,400

 1,000,000(a)(g)(h)

 Royal Bank of Scotland Group Plc, 8.625%

 1,090,000

 980,000(a)(h)

 Societe Generale SA, 7.375% (144A)

 1,053,500

 $6,285,884

 Thrifts & Mortgage Finance - 2.7%

 3,415,000

 Provident Funding Associates LP / PFG Finance Corp., 6.375%, 6/15/25 (144A)

 $3,500,375

 4,825,000(g)

 Provident Funding Associates LP / PFG Finance Corp., 6.75%,   6/15/21 (144A)

 4,991,462

 $8,491,837

 Total Banks

 $14,777,721

 CAPITAL GOODS - 5.7%

 Aerospace & Defense - 1.3%

 1,085,000(g)

 Engility Corp., 8.875%, 9/1/24

 $1,178,582

 300,000

 Triumph Group, Inc., 4.875%, 4/1/21

 298,125

 2,475,000

 Triumph Group, Inc., 5.25%, 6/1/22

 2,459,531

 $3,936,238

 Agricultural & Farm Machinery - 0.6%

 1,890,000(g)

 Titan International, Inc., 6.875%, 10/1/20

 $1,960,875

 Building Products - 0.1%

 400,000

 Griffon Corp., 5.25%, 3/1/22

 $407,500

 Principal

 Amount

 USD ($)

 Value

 Construction & Engineering - 0.3%

 486,498(f)(g)

 Abengoa Abenewco 2 SAU, 0.25% (0.25% PIK 0.0% cash), 3/31/23 (144A)

 $      53,515

 975,000

 Tutor Perini Corp., 6.875%, 5/1/25 (144A)

 1,026,187

 $1,079,702

 Construction Machinery & Heavy Trucks - 0.1%

 330,000(g)

 Meritor, Inc., 6.25%, 2/15/24

 $344,025

 Industrial Conglomerates - 0.8%

 1,050,000

 CSVC Acquisition Corp., 7.75%, 6/15/25 (144A)

 $1,072,312

 1,070,000

 JB Poindexter & Co., Inc., 9.0%, 4/1/22 (144A)

 1,122,163

 335,000

 Park-Ohio Industries, Inc., 6.625%, 4/15/27 (144A)

 351,750

 $2,546,225

 Industrial Machinery - 1.6%

 2,575,000(g)

 Apex Tool Group LLC, 7.0%, 2/1/21 (144A)

 $2,394,750

 2,010,000(g)

 Cleaver-Brooks, Inc., 8.75%, 12/15/19 (144A)

 2,072,812

 500,000

 EnPro Industries, Inc., 5.875%, 9/15/22 (144A)

 521,250

 $4,988,812

 Trading Companies & Distributors - 0.9%

 2,580,000(g)

 H&E Equipment Services, Inc., 7.0%, 9/1/22

 $2,683,200

 Total Capital Goods

 $17,946,577

 COMMERCIAL & PROFESSIONAL SERVICES - 0.7%

 Commercial Printing - 0.3%

 1,295,000(g)

 Cenveo Corp., 6.0%, 8/1/19 (144A)

 $1,094,275

 Security & Alarm Services - 0.4%

 1,015,000(g)

 Prime Security Services Borrower LLC / Prime Finance, Inc., 9.25%, 5/15/23 (144A)

 $1,102,960

 Total Commercial & Professional Services

 $2,197,235

 CONSUMER DURABLES & APPAREL - 2.9%

 Homebuilding - 2.8%

 475,000

 Beazer Homes USA, Inc., 6.75%, 3/15/25

 $495,188

 1,235,000(g)

 Beazer Homes USA, Inc., 8.75%, 3/15/22

 1,377,025

 800,000(g)

 Brookfield Residential Properties, Inc., 6.375%, 5/15/25 (144A)

 828,000

 1,500,000

 KB Home, 7.0%, 12/15/21

 1,680,000

 790,000(g)

 KB Home, 7.5%, 9/15/22

 891,712

 1,035,000

 KB Home, 7.625%, 5/15/23

 1,161,788

 1,975,000(g)

 Rialto Holdings LLC / Rialto Corp., 7.0%, 12/1/18 (144A)

 2,004,625

 565,000(g)

 Taylor Morrison Communities, Inc. / Taylor Morrison Holdings II, Inc., 5.625%, 3/1/24 (144A)

 590,425

 $9,028,763

 Housewares & Specialties - 0.1%

 185,000

 American Greetings Corp., 7.875%, 2/15/25 (144A)

 $200,031

 Total Consumer Durables & Apparel

 $9,228,794

 CONSUMER SERVICES - 7.3%

 Casinos & Gaming - 3.3%

 415,000

 Codere Finance 2 Luxembourg SA, 7.625%, 11/1/21 (144A)

 $412,303

 EUR

 1,575,000

 Intralot Capital Luxembourg SA, 6.75%, 9/15/21 (144A)

 1,898,951

 751,280(d)(f)

 Mashantucket Western Pequot Tribe, 6.5% (5.5% PIK 1.0% cash), 7/1/36

 9,166

 1,700,000(g)

 MGM Resorts International, 6.0%, 3/15/23

 1,874,250

 1,225,000

 Scientific Games International, Inc., 6.25%, 9/1/20

 1,214,281

 2,350,000(g)

 Scientific Games International, Inc., 6.625%, 5/15/21

 2,338,250

 2,565,000(g)

 Scientific Games International, Inc., 10.0%, 12/1/22

 2,811,881

 $10,559,082

 Hotels, Resorts & Cruise Lines - 1.8%

 680,000

 Hilton Grand Vacations Borrower LLC / Hilton Grand Vacations Borrower, Inc., 6.125%, 12/1/24 (144A)

 $741,200

 540,000

 Silversea Cruise Finance, Ltd., 7.25%, 2/1/25 (144A)

 575,775

 2,790,000

 Viking Cruises, Ltd., 6.25%, 5/15/25 (144A)

 2,810,925

 1,425,000

 Viking Cruises, Ltd., 8.5%, 10/15/22 (144A)

 1,496,250

 $5,624,150

 Restaurants - 1.0%

 1,045,000(g)

 Landry's, Inc., 6.75%, 10/15/24 (144A)

 $1,069,819

 2,000,000(g)

 PF Chang's China Bistro, Inc., 10.25%, 6/30/20 (144A)

 2,040,000

 $3,109,819

 Specialized Consumer Services - 1.2%

 1,795,000(g)

 Monitronics International, Inc., 9.125%, 4/1/20

 $1,709,737

 2,010,000(g)

 StoneMor Partners LP / Cornerstone Family Services of WV, 7.875%, 6/1/21

 1,994,925

 $3,704,662

 Total Consumer Services

 $22,997,713

 DIVERSIFIED FINANCIALS - 3.7%

 Consumer Finance - 1.3%

 1,030,000(g)

 Jefferies Finance LLC / JFIN Co-Issuer Corp., 7.375%, 4/1/20 (144A)

 $1,055,750

 735,000(g)

 Navient Corp., 6.625%, 7/26/21

 791,044

 500,000

 Quicken Loans, Inc., 5.75%, 5/1/25 (144A)

 516,250

 1,720,000(g)

 TMX Finance LLC / TitleMax Finance Corp., 8.5%, 9/15/18 (144A)

 1,634,000

 $3,997,044

 Principal

 Amount

 USD ($)

 Value

 Diversified Capital Markets - 0.2%

 700,000(a)(g)(h)

 Credit Suisse Group AG, 7.5% (144A)

 $784,903

 Other Diversified Financial Services - 1.0%

 3,000,000(c)(i)

 Fixed Income Trust Series 2013-A, 0.0%, 10/15/97 (144A)

 $3,179,763

 Specialized Finance - 1.1%

 425,000(g)

 Nationstar Mortgage LLC / Nationstar Capital Corp., 6.5%, 7/1/21

 $434,562

 2,845,000(g)

 Nationstar Mortgage LLC / Nationstar Capital Corp., 6.5%, 6/1/22

 2,923,238

 $3,357,800

 Supranational - 0.1%

 IDR

 5,800,000,000

 European Investment Bank, 7.2%, 7/9/19 (144A)

 $441,566

 Total Diversified Financials

 $11,761,076

 ENERGY - 22.6%

 Integrated Oil & Gas - 0.6%

 305,000

 Ascent Resources Utica Holdings LLC / ARU Finance Corp., 10.0%, 4/1/22 (144A)

 $305,000

 650,000

 Petrobras Global Finance BV, 7.375%, 1/17/27

 687,700

 750,000

 YPF SA, 8.875%, 12/19/18 (144A)

 803,550

 $1,796,250

 Oil & Gas Drilling - 1.5%

 280,000

 Rowan Cos., Inc., 4.875%, 6/1/22

 $259,700

 2,434,000

 Rowan Cos., Inc., 5.4%, 12/1/42

 1,715,970

 131,000

 Rowan Cos., Inc., 5.85%, 1/15/44

 97,267

 1,630,711(g)

 Shelf Drilling Holdings, Ltd., 9.5%, 11/2/20 (144A)

 1,581,790

 1,150,000

 Trinidad Drilling, Ltd., 6.625%, 2/15/25 (144A)

 1,092,500

 $4,747,227

 Oil & Gas Equipment & Services - 1.1%

 1,308,000

 Archrock Partners LP / Archrock Partners Finance Corp., 6.0%, 4/1/21

 $1,275,300

 690,000

 Archrock Partners LP / Archrock Partners Finance Corp., 6.0%, 10/1/22

 669,300

 1,020,000(g)

 McDermott International, Inc., 8.0%, 5/1/21 (144A)

 1,027,650

 545,000

 Weatherford International, Ltd., 8.25%, 6/15/23

 545,000

 $3,517,250

 Oil & Gas Exploration & Production - 10.0%

 900,000

 Alta Mesa Holdings LP / Alta Mesa Finance Services Corp., 7.875%, 12/15/24 (144A)

 $906,750

 2,350,000(g)

 California Resources Corp., 8.0%, 12/15/22 (144A)

 1,486,375

 525,000

 Carrizo Oil & Gas, Inc., 7.5%, 9/15/20

 534,187

 502,000

 Chesapeake Energy Corp., 8.0%, 12/15/22 (144A)

 530,865

 550,000

 Chesapeake Energy Corp., 8.0%, 1/15/25 (144A)

 544,500

 760,000

 Chesapeake Energy Corp., 8.0%, 6/15/27 (144A)

 746,700

 860,000(g)

 Extraction Oil & Gas, Inc. / Extraction Finance Corp., 7.875%, 7/15/21 (144A)

 883,650

 1,220,000

 Great Western Petroleum LLC / Great Western Finance, Inc., 9.0%, 9/30/21 (144A)

 1,204,750

 1,570,000

 Gulfport Energy Corp., 6.0%, 10/15/24 (144A)

 1,526,825

 1,000,000

 Gulfport Energy Corp., 6.375%, 5/15/25 (144A)

 985,000

 600,000

 Halcon Resources Corp., 6.75%, 2/15/25 (144A)

 540,000

 2,035,000(g)

 Halcon Resources Corp., 12.0%, 2/15/22 (144A)

 2,299,550

 300,000

 MEG Energy Corp., 6.5%, 1/15/25 (144A)

 273,000

 2,450,000

 MEG Energy Corp., 7.0%, 3/31/24 (144A)

 1,904,875

 330,000

 Murphy Oil Corp., 6.875%, 8/15/24

 344,850

 1,185,000

 Oasis Petroleum, Inc., 6.875%, 3/15/22

 1,149,450

 1,920,032(f)

 PetroQuest Energy, Inc., 10.0% (9.0% PIK 1.0% cash), 2/15/21

 1,377,623

 1,800,000(g)

 Rice Energy, Inc., 6.25%, 5/1/22

 1,881,000

 2,935,000(g)

 Sanchez Energy Corp., 7.75%, 6/15/21

 2,656,175

 3,000,000(g)

 Seven Generations Energy, Ltd., 8.25%, 5/15/20 (144A)

 3,127,500

 2,083,000

 SM Energy Co., 6.5%, 1/1/23

 1,984,058

 625,000(g)

 Whiting Petroleum Corp., 5.0%, 3/15/19

 621,094

 2,015,000(g)

 Whiting Petroleum Corp., 5.75%, 3/15/21

 1,894,100

 950,000(g)

 WPX Energy, Inc., 7.5%, 8/1/20

 997,500

 995,000(g)

 WPX Energy, Inc., 8.25%, 8/1/23

 1,079,575

 $31,479,952

 Oil & Gas Refining & Marketing - 2.0%

 3,859,000(g)

 Calumet Specialty Products Partners LP / Calumet Finance Corp.,  6.5%, 4/15/21

 $3,338,035

 750,000(g)

 Calumet Specialty Products Partners LP / Calumet Finance Corp., 7.75%, 4/15/23 (144A)

 652,500

 457,895(b)

 EP PetroEcuador via Noble Sovereign Funding I, Ltd., 6.925%, 9/24/19

 456,750

 1,350,000

 PBF Holding Co. LLC / PBF Finance Corp., 7.0%, 11/15/23

 1,329,750

 385,000(g)

 PBF Logistics LP / PBF Logistics Finance Corp., 6.875%, 5/15/23

 390,775

 $6,167,810

 Oil & Gas Services & Equipment - 0.2%

 635,000

 Exterran Energy Solutions LP / EES Finance Corp., 8.125%, 5/1/25 (144A)

 $647,700

 Oil & Gas Storage & Transportation - 7.2%

 1,145,000

 Blue Racer Midstream LLC / Blue Racer Finance Corp., 6.125%, 11/15/22 (144A)

 $1,153,587

 250,000

 Cheniere Corpus Christi Holdings LLC, 7.0%, 6/30/24

 278,125

 Principal

 Amount

 USD ($)

 Value

 Oil & Gas Storage & Transportation - (continued)

 875,000(g)

 Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp., 6.25%, 4/1/23

 $888,125

 910,000

 DCP Midstream Operating LP, 5.6%, 4/1/44

 857,675

 1,210,000

 Delek Logistics Partners LP, 6.75%, 5/15/25 (144A)

 1,222,100

 1,524,000(b)(g)

 Energy Transfer LP, 4.187%, 11/1/66

 1,318,260

 248,000

 EnLink Midstream Partners LP, 5.05%, 4/1/45

 230,148

 717,000

 EnLink Midstream Partners LP, 5.6%, 4/1/44

 723,745

 350,000(a)(g)

 Enterprise Products Operating LLC, 4.877%, 8/1/66

 351,313

 2,500,000(g)

 Genesis Energy LP / Genesis Energy Finance Corp., 6.75%, 8/1/22

 2,506,250

 1,410,000(g)

 Global Partners LP / GLP Finance Corp., 6.25%, 7/15/22

 1,417,050

 2,175,000(g)

 Global Partners LP / GLP Finance Corp., 7.0%, 6/15/23

 2,164,125

 1,850,000

 ONEOK, Inc., 6.875%, 9/30/28

 2,007,250

 2,500,000(g)

 Sunoco LP / Sunoco Finance Corp., 6.375%, 4/1/23

 2,627,000

 360,000

 Targa Resources Partners LP / Targa Resources Partners Finance Corp., 4.125%, 11/15/19

 364,050

 1,185,000

 Western Refining Logistics LP / WNRL Finance Corp., 7.5%, 2/15/23

 1,276,838

 3,040,000(g)

 Williams Cos., Inc., 5.75%, 6/24/44

 3,138,800

 $22,524,441

 Total Energy

 $70,880,630

 FOOD & STAPLES RETAILING - 0.5%

 Food Retail - 0.5%

 950,000

 C&S Group Enterprises LLC, 5.375%, 7/15/22 (144A)

 $935,750

 805,000(g)

 Tops Holding LLC / Tops Markets II Corp., 8.0%, 6/15/22 (144A)

 661,106

 Total Food & Staples Retailing

 $1,596,856

 FOOD, BEVERAGE & TOBACCO - 6.0%

 Agricultural Products - 0.4%

 1,037,796(g)

 Pinnacle Operating Corp., 9.0%, 5/15/23 (144A)

 $985,906

 575,000(d)

 Tonon Luxembourg SA, 10.5%, 5/14/24 (144A)

 241,500

 $1,227,406

 Packaged Foods & Meats - 4.2%

 840,000(d)

 CFG Investment SAC, 9.75%, 7/30/19 (144A)

 $789,600

 1,240,000(g)

 Marfrig Holding Europe BV, 6.875%, 6/24/19 (144A)

 1,269,450

 750,000

 Marfrig Holding Europe BV, 8.0%, 6/8/23 (144A)

 761,400

 1,000,000

 Marfrig Holding Europe BV, 8.375%, 5/9/18 (144A)

 1,032,500

 1,200,000

 Marfrig Holding Europe BV, 11.25%, 9/20/21 (144A)

 1,201,500

 1,240,000(g)

 Minerva Luxembourg SA, 6.5%, 9/20/26 (144A)

 1,207,450

 3,400,000(g)

 Minerva Luxembourg SA, 7.75%, 1/31/23 (144A)

 3,557,250

 1,250,000(g)

 Post Holdings, Inc., 5.0%, 8/15/26 (144A)

 1,246,875

 2,000,000(g)

 Post Holdings, Inc., 6.0%, 12/15/22 (144A)

 2,120,000

 $13,186,025

 Soft Drinks - 0.5%

 1,625,000(g)

 Cott Beverages, Inc., 5.375%, 7/1/22

 $1,683,906

 Tobacco - 0.9%

 340,000

 Alliance One International, Inc., 8.5%, 4/15/21 (144A)

 $354,450

 2,645,000(g)

 Alliance One International, Inc., 9.875%, 7/15/21

 2,301,150

 $2,655,600

 Total Food, Beverage & Tobacco

 $18,752,937

 HEALTH CARE EQUIPMENT & SERVICES - 5.5%

 Health Care Facilities - 4.4%

 3,365,000(g)

 CHS/Community Health Systems, Inc., 6.875%, 2/1/22

 $2,940,169

 610,000(g)

 CHS/Community Health Systems, Inc., 8.0%, 11/15/19

 613,050

 2,400,000(g)

 Kindred Healthcare, Inc., 6.375%, 4/15/22

 2,364,000

 2,000,000(g)

 Kindred Healthcare, Inc., 8.0%, 1/15/20

 2,100,000

 2,540,000(g)

 RegionalCare Hospital Partners Holdings, Inc., 8.25%, 5/1/23 (144A)

 2,724,150

 360,000

 Tenet Healthcare Corp., 7.5%, 1/1/22 (144A)

 390,528

 2,830,000(g)

 Universal Hospital Services, Inc., 7.625%, 8/15/20

 2,875,987

 $14,007,884

 Health Care Services - 1.1%

 2,250,000(g)

 BioScrip, Inc., 8.875%, 2/15/21

 $2,036,250

 1,340,000

 Team Health Holdings, Inc., 6.375%, 2/1/25 (144A)

 1,299,800

 $3,336,050

 Total Health Care Equipment & Services

 $17,343,934

 HOUSEHOLD & PERSONAL PRODUCTS - 1.5%

 Household Products - 0.7%

 2,220,000

 Springs Industries, Inc., 6.25%, 6/1/21

 $2,294,925

 Personal Products - 0.8%

 2,725,000

 Revlon Consumer Products Corp., 6.25%, 8/1/24

 $2,370,750

 Total Household & Personal Products

 $4,665,675

 INSURANCE - 7.8%

 Multi-Line Insurance - 2.1%

 3,075,000(a)(g)

 Liberty Mutual Group, Inc., 10.75%, 6/15/58 (144A)

 $4,873,875

 1,100,000(g)

 MetLife, Inc., 10.75%, 8/1/39

 1,831,500

 $6,705,375

 Property & Casualty Insurance - 2.2%

 5,300,000(g)

 Hanover Insurance Corp., 7.625%, 10/15/25

 $6,473,060

 Principal

 Amount

 USD ($)

 Value

 Property & Casualty Insurance - (continued)

 265,000(a)(g)(h)

 Sirius International Group, Ltd., 7.506% (144A)

 $265,994

 $6,739,054

 Reinsurance - 3.5%

 500,000(b)

 Alamo Re, Ltd., 5.821%, 6/7/18 (144A) (Cat Bond)

 $506,950

 500,000(j)(k)

 Arlington Segregated Account (Artex SAC, Ltd.), Variable Rate Notes, 8/1/17

 24,300

 700,000(j)(k)

 Carnoustie Segregated Account (Artex SAC, Ltd.), Variable Rate Notes, 12/31/17

 14,280

 700,000(j)(k)

 Carnoustie Segregated Account (Artex SAC, Ltd.), Variable Rate Notes, 11/30/20

 75,740

 1,000,000(j)(k)

 Carnoustie Segregated Account (Artex SAC, Ltd.), Variable Rate Notes, 11/30/21

 1,024,900

 500,000(j)(k)

 Cyprus Segregated Account (Artex SAC, Ltd.), Variable Rate Notes, 1/10/18

 456,250

 1,300,000(j)(k)

 Gullane Segregated Account (Artex SAC, Ltd.), Variable Rate Notes, 11/30/20

 28,340

 1,000,000(j)(k)

 Gullane Segregated Account (Artex SAC, Ltd.), Variable Rate Notes, 11/30/21

 1,053,100

 750,000(b)

 Kilimanjaro Re, Ltd., 5.761%, 4/30/18 (144A) (Cat Bond)

 747,525

 250,000(b)

 Kilimanjaro Re, Ltd., Series 2015-1, Class D, 10.261%, 12/6/19 (144A) (Cat Bond)

 249,450

 250,000(b)

 Kilimanjaro Re, Ltd., Series 2015-1, Class E, 7.761%, 12/6/19 (144A) (Cat Bond)

 252,675

 1,000,000(j)(k)

 Lahinch Segregated Account (Artex SAC, Ltd.), Variable Rate Notes, 5/10/21

 17,800

 250,000(l)

 Limestone Re, Ltd., Series 1, Class A Non Voting, 8/31/21 (Cat Bond)

 253,250

 250,000(l)

 Limestone Re, Ltd., Series 1, Class A Voting, 8/31/21 (Cat Bond)

 253,250

 760,000(j)(k)

 Lorenz Re, Ltd. (Prime, Ltd.), Variable Rate Notes, 3/31/18

 4,408

 800,000(j)(k)

 Lorenz Re, Ltd. (Prime, Ltd.), Variable Rate Notes, 3/31/19

 44,800

 400,000(j)(k)

 Lorenz Re, Ltd. (Prime, Ltd.), Variable Rate Notes, 3/31/20

 408,040

 1,000,000(j)(k)

 Pangaea Re Segregated Account (Artex SAC, Ltd.), Series 2015-1, Variable Rate Notes, 2/1/19

 4,500

 1,000,000(j)(k)

 Pangaea Re Segregated Account (Artex SAC, Ltd.), Series 2015-2, Variable Rate Notes, 7/1/19

 76,900

 1,200,000(j)(k)

 Pangaea Re Segregated Account (Artex SAC, Ltd.), Series 2016-1, Variable Rate Notes, 2/1/20

 110,280

 1,000,000(j)(k)

 Pangaea Re Segregated Account (Artex SAC, Ltd.), Series 2016-2, Variable Rate Notes, 11/30/20

 53,800

 500,000(j)(k)

 Pangaea Re Segregated Account (Artex SAC, Ltd.), Series 2017-1, Variable Rate Notes, 11/30/21

 519,600

 400,000(j)(k)

 Resilience Re, Ltd., Variable Rate Notes, 7/7/17

 8,600

 400,000(j)(k)

 Resilience Re, Ltd., Variable Rate Notes, 4/6/18

 366,760

 AUD

 300,000(j)(k)

 Rewire Securities LLC, Variable Rate Notes, 1/10/18

 180,704

 3,791(j)(k)

 Sector Re V, Ltd. (Swiss Re), Series 5, Class C, Variable Rate Notes, 12/1/20 (144A)

 28,123

 1,211(j)(k)

 Sector Re V, Ltd. (Swiss Re), Series 6, Class A, Variable Rate Notes, 3/1/21 (144A)

 93,077

 800,000(j)(k)

 Sector Re V, Ltd. (Swiss Re), Series 6, Class D, Variable Rate Notes, 12/1/21 (144A)

 840,320

 500,000(j)(k)

 Sector Re V, Ltd. (Swiss Re), Series 7, Class G, Variable Rate Notes, 3/1/22 (144A)

 504,750

 800,000(j)(k)

 Silverton Re, Ltd. (Aon Benfield Securities, Inc.), Variable Rate Notes, 9/18/17 (144A)

 1,600

 500,000(j)(k)

 Silverton Re, Ltd. (Aon Benfield Securities, Inc.), Variable Rate Notes, 9/17/18 (144A)

 24,400

 500,000(j)(k)

 Silverton Re, Ltd. (Aon Benfield Securities, Inc.), Variable Rate Notes, 9/16/19 (144A)

 537,450

 500,000(j)(k)

 St. Andrews Segregated Account (Artex SAC, Ltd.), Variable Rate Notes, 12/31/17

 9,850

 500,000(j)(k)

 St. Andrews Segregated Account (Artex SAC, Ltd.), Variable Rate Notes, 2/1/18

 70,300

 500,000(j)(k)

 St. Andrews Segregated Account (Artex SAC, Ltd.), Variable Rate Notes, 2/1/19

 526,300

 500,000(b)

 Ursa Re, Ltd., 6.0%, 5/27/20 (144A) (Cat Bond)

 500,400

 1,250,000(j)(k)

 Versutus, Ltd. (MMC Securities), Series 2016-A, Variable Rate Notes, 11/30/20

 54,625

 1,000,000(j)(k)

 Versutus, Ltd. (MMC Securities), Series 2017-A, Variable Rate Notes, 11/30/21

 1,025,900

 $10,953,297

 Total Insurance

 $24,397,726

 MATERIALS - 11.2%

 Commodity Chemicals - 3.3%

 3,250,000(g)

 Basell Finance Co., BV, 8.1%, 3/15/27 (144A)

 $4,310,702

 2,316,000

 Rain CII Carbon LLC / CII Carbon Corp., 7.25%, 4/1/25 (144A)

 2,391,270

 3,625,000(g)

 Rain CII Carbon LLC / CII Carbon Corp., 8.25%, 1/15/21 (144A)

 3,779,063

 $10,481,035

 Copper - 1.1%

 1,065,000

 First Quantum Minerals, Ltd., 7.25%, 4/1/23 (144A)

 $1,041,037

 Principal

 Amount

 USD ($)

 Value

 Copper - (continued)

 2,420,000(g)

 Freeport-McMoRan, Inc., 3.55%, 3/1/22

 $2,267,976

 $3,309,013

 Diversified Chemicals - 0.9%

 225,000

 Alpha 3 BV / Alpha US Bidco, Inc., 6.25%, 2/1/25 (144A)

 $231,469

 210,000(g)

 Blue Cube Spinco, Inc., 9.75%, 10/15/23

 254,100

 210,000(g)

 Blue Cube Spinco, Inc., 10.0%, 10/15/25

 258,825

 1,660,000(g)

 Evolution Escrow Issuer LLC, 7.5%, 3/15/22 (144A)

 1,709,800

 305,000(g)

 Platform Specialty Products Corp., 10.375%, 5/1/21 (144A)

 337,406

 $2,791,600

 Diversified Metals & Mining - 1.4%

 253,000(g)

 Boart Longyear Management Pty, Ltd., 10.0%, 10/1/18 (144A)

 $197,340

 725,000(g)

 FMG Resources August 2006 Pty, Ltd., 9.75%, 3/1/22 (144A)

 825,594

 600,000

 Hudbay Minerals, Inc., 7.25%, 1/15/23 (144A)

 618,750

 750,000

 Hudbay Minerals, Inc., 7.625%, 1/15/25 (144A)

 785,625

 1,410,000

 Prince Mineral Holding Corp., 11.5%, 12/15/19 (144A)

 1,445,250

 145,000

 Teck Resources, Ltd., 8.5%, 6/1/24 (144A)

 167,475

 340,000

 Vale Overseas, Ltd., 6.25%, 8/10/26

 366,775

 $4,406,809

 Fertilizers & Agricultural Chemicals - 0.1%

 420,000

 CVR Partners LP / CVR Nitrogen Finance Corp., 9.25%, 6/15/23 (144A)

 $439,425

 Forest Products - 0.5%

 1,655,000(g)

 Eldorado International Finance GmbH, 8.625%, 6/16/21 (144A)

 $1,626,865

 Metal & Glass Containers - 1.4%

 EUR

 400,000(f)

 ARD Finance SA, 6.625% (7.375% PIK 0.0% cash), 9/15/23

 $484,635

 400,000(f)(g)

 ARD Finance SA, 7.125% (7.875% PIK 0.0% cash), 9/15/23

 426,960

 1,010,000(g)

 Ardagh Packaging Finance Plc / Ardagh Holdings USA, Inc., 7.25%, 5/15/24 (144A)

 1,104,687

 1,085,000(g)

 Coveris Holdings SA, 7.875%, 11/1/19 (144A)

 1,068,725

 1,035,000(g)

 Reynolds Group Issuer, Inc., 7.0%, 7/15/24 (144A)

 1,110,260

 $4,195,267

 Paper Packaging - 1.2%

 EUR

 3,105,000

 SIG Combibloc Holdings SCA, 7.75%, 2/15/23 (144A)

 $3,773,367

 Specialty Chemicals - 1.0%

 1,075,000(g)

 A Schulman, Inc., 6.875%, 6/1/23

 $1,136,812

 500,000(g)

 GCP Applied Technologies, Inc., 9.5%, 2/1/23 (144A)

 568,750

 400,000(g)

 Hexion US Finance Corp., 6.625%, 4/15/20

 365,000

 320,000

 Koppers, Inc., 6.0%, 2/15/25 (144A)

 340,000

 595,000

 Tronox Finance LLC, 6.375%, 8/15/20

 596,488

 $3,007,050

 Steel - 0.3%

 460,000

 SunCoke Energy Partners LP / SunCoke Energy Partners Finance Corp., 7.5%, 6/15/25 (144A)

 $454,250

 635,000(g)

 Zekelman Industries, Inc., 9.875%, 6/15/23 (144A)

    713,581

 $1,167,831

 Total Materials

 $35,198,262

 MEDIA - 3.7%

 Advertising - 0.8%

 2,540,000(g)

 MDC Partners, Inc., 6.5%, 5/1/24 (144A)

 $2,533,650

 Broadcasting - 0.4%

 535,000

 CBS Radio, Inc., 7.25%, 11/1/24 (144A)

 $551,050

 670,000(g)

 CSC Holdings LLC, 5.5%, 4/15/27 (144A)

 708,525

 $1,259,575

 Cable & Satellite - 1.5%

 1,885,000

 DISH DBS Corp., 7.75%, 7/1/26

 $2,233,725

 2,000,000

 Hughes Satellite Systems Corp., 6.625%, 8/1/26

 2,150,000

 205,000(g)

 Intelsat Connect Finance SA, 12.5%, 4/1/22 (144A)

 184,244

 $4,567,969

 Movies & Entertainment - 1.0%

 675,000

 AMC Entertainment Holdings, Inc., 6.125%, 5/15/27 (144A)

 $712,334

 1,400,000(g)

 Gibson Brands, Inc., 8.875%, 8/1/18 (144A)

 1,244,250

 1,115,000

 Regal Entertainment Group, 5.75%, 2/1/25

 1,151,238

 $3,107,822

 Total Media

 $11,469,016

 PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 3.7%

 Pharmaceuticals - 3.7%

 1,695,000(g)

 Endo Finance LLC / Endo, Ltd. / Endo Finco, Inc., 6.0%, 7/15/23 (144A)

 $1,424,647

 2,540,000(g)

 Endo Finance LLC / Endo, Ltd. / Endo Finco, Inc., 6.0%, 2/1/25 (144A)

 2,070,100

 145,000

 Horizon Pharma, Inc. / Horizon Pharma USA, Inc., 8.75%, 11/1/24 (144A)

 147,175

 1,155,000

 Horizon Pharma, Inc., 6.625%, 5/1/23

 1,085,700

 1,508,000(g)

 Patheon Holdings I BV, 7.5%, 2/1/22 (144A)

 1,602,250

 EUR

 575,000

 VRX Escrow Corp., 4.5%, 5/15/23

 538,415

 EUR

 1,265,000

 VRX Escrow Corp., 4.5%, 5/15/23 (144A)

 1,184,512

 3,130,000(g)

 VRX Escrow Corp., 5.875%, 5/15/23 (144A)

 2,683,975

 920,000

 VRX Escrow Corp., 7.0%, 3/15/24 (144A)

 967,150

 Total Pharmaceuticals, Biotechnology & Life Sciences

 $11,703,924

 Principal

 Amount

 USD ($)

 Value

 REAL ESTATE - 1.4%

 Specialized REITs - 1.4%

 988,532(f)

 AAF Holdings LLC / AAF Finance Co., 12.0% (12.75% PIK 12.0% cash), 7/1/19 (144A)

 $1,033,016

 3,480,000(g)

 Uniti Group, Inc. / CSL Capital LLC, 8.25%, 10/15/23

   3,584,400

 Total Real Estate

 $4,617,416

 RETAILING - 1.5%

 Automotive Retail - 0.7%

 1,385,000(g)

 Asbury Automotive Group, Inc., 6.0%, 12/15/24

 $1,409,238

 775,000

 Hertz Corp., 7.625%, 6/1/22 (144A)

 773,140

 $2,182,378

 Department Stores - 0.8%

 935,000(g)

 Argos Merger Sub, Inc., 7.125%, 3/15/23 (144A)

 $832,150

 1,425,000

 Argos Merger Sub, Inc., 8.875%, 6/1/25 (144A)

 1,316,130

 900,000(g)

 Neiman Marcus Group, Ltd., LLC, 8.0%, 10/15/21 (144A)

 497,250

 $2,645,530

 Total Retailing

 $4,827,908

 SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.7%

 Semiconductors - 0.7%

 425,000

 Micron Technology, Inc., 5.5%, 2/1/25

 $448,375

 1,715,000(g)

 Micron Technology, Inc., 5.625%, 1/15/26 (144A)

 1,783,600

 Total Semiconductors & Semiconductor Equipment

 $2,231,975

 SOFTWARE & SERVICES - 2.1%

 Data Processing & Outsourced Services - 0.3%

 805,000(g)

 First Data Corp., 7.0%, 12/1/23 (144A)

 $859,338

 Internet Software & Services - 0.6%

 1,500,000

 Cimpress NV, 7.0%, 4/1/22 (144A)

 $1,552,500

 285,000

 j2 Cloud Services LLC / j2 Global, Inc., 6.0%, 7/15/25 (144A)

 293,550

 $1,846,050

 IT Consulting & Other Services - 1.2%

 555,000(g)

 Dell International LLC / EMC Corp., 7.125%, 6/15/24 (144A)

 $610,087

 3,005,000

 Rackspace Hosting, Inc., 8.625%, 11/15/24 (144A)

 3,200,325

 $3,810,412

 Total Software & Services

 $6,515,800

 TECHNOLOGY HARDWARE & EQUIPMENT - 1.6%

 Communications Equipment - 0.2%

 645,000(g)

 CommScope Technologies LLC, 6.0%, 6/15/25 (144A)

 $688,537

 Electronic Equipment & Instruments - 0.3%

 745,000(g)

 Zebra Technologies Corp., 7.25%, 10/15/22

 $791,563

 Technology Hardware, Storage & Peripherals - 1.1%

 3,055,000(g)

 Diebold Nixdorf, Inc., 8.5%, 4/15/24

 $3,418,087

 Total Technology Hardware & Equipment

 $4,898,187

 TELECOMMUNICATION SERVICES - 8.0%

 Integrated Telecommunication Services - 5.3%

 3,500,000(g)

 CenturyLink, Inc., 5.625%, 4/1/25

 $3,494,155

 600,000

 Cincinnati Bell, Inc., 7.0%, 7/15/24 (144A)

 627,120

 2,890,000

 Frontier Communications Corp., 7.125%, 1/15/23

 2,405,925

 1,300,000

 Frontier Communications Corp., 10.5%, 9/15/22

 1,243,125

 1,330,000(g)

 Frontier Communications Corp., 11.0%, 9/15/25

 1,233,575

 1,975,000(g)

 GCI, Inc., 6.75%, 6/1/21

 2,024,375

 1,725,000(g)

 GCI, Inc., 6.875%, 4/15/25

 1,865,156

 4,200,000(g)

 Windstream Corp., 7.5%, 6/1/22

 3,748,500

 $16,641,931

 Wireless Telecommunication Services - 2.7%

 1,085,000(g)

 Altice Financing SA, 6.625%, 2/15/23 (144A)

 $1,151,120

 300,000(g)

 Altice Finco SA, 8.125%, 1/15/24 (144A)

 326,250

 1,025,000

 Digicel Group, Ltd., 8.25%, 9/30/20 (144A)

 958,272

 3,080,000(g)

 Sprint Corp., 7.125%, 6/15/24

 3,426,500

 2,150,000(g)

 Sprint Corp., 7.25%, 9/15/21

 2,389,188

 400,000

 Unison Ground Lease Funding LLC, 5.78%, 3/15/20 (144A)

 396,731

 $8,648,061

 Total Telecommunication Services

 $25,289,992

 TRANSPORTATION - 2.7%

 Airlines - 1.4%

 280,000

 Fly Leasing, Ltd., 6.375%, 10/15/21

 $293,650

 1,460,000

 Intrepid Aviation Group Holdings LLC / Intrepid Finance Co., 6.875%, 2/15/19 (144A)

 1,416,200

 2,050,000

 Intrepid Aviation Group Holdings LLC / Intrepid Finance Co., 8.25%, 7/15/17 (144A)

 2,044,875

 600,000(g)

 United Continental Holdings, Inc., 6.375%, 6/1/18

 621,750

 $4,376,475

 Marine - 0.3%

 1,025,000

 Navios South American Logistics, Inc. / Navios Logistics

 Finance US, Inc., 7.25%, 5/1/22 (144A)

 $989,125

 Railroads - 0.5%

 1,520,000

 Florida East Coast Holdings Corp., 9.75%, 5/1/20 (144A)

 $1,632,100

 Principal

 Amount

 USD ($)

 Value

 Trucking - 0.5%

 2,000,000(g)

 Syncreon Group BV / Syncreon Global Finance US, Inc., 8.625%, 11/1/21 (144A)

 $1,520,000

 Total Transportation

 $8,517,700

 UTILITIES - 7.5%

 Electric Utilities - 1.0%

 1,010,000(a)(g)

 Enel S.p.A., 8.75%, 9/24/73 (144A)

 $1,201,900

 500,000

 Stoneway Capital Corp., 10.0%, 3/1/27 (144A)

 527,660

 32,000

 Talen Energy Supply LLC, 4.625%, 7/15/19 (144A)

 31,200

 1,911,000(g)

 Talen Energy Supply LLC, 6.5%, 6/1/25

 1,347,255

 $3,108,015

 Gas Utilities - 1.2%

 3,005,000(g)

 Ferrellgas LP / Ferrellgas Finance Corp., 6.75%, 6/15/23

 $2,802,162

 950,000

 Ferrellgas LP / Ferrellgas Finance Corp., 8.625%, 6/15/20 (144A)

 897,750

 $3,699,912

 Independent Power Producers & Energy Traders - 4.9%

 2,331,000

 Calpine Corp., 5.75%, 1/15/25

 $2,185,313

 1,226,000

 Dynegy, Inc., 8.0%, 1/15/25 (144A)

 1,189,220

 525,000

 NRG Energy, Inc., 6.25%, 5/1/24

 530,250

 2,915,000(g)

 NRG Energy, Inc., 6.625%, 1/15/27

 2,918,644

 950,000(g)

 NRG Energy, Inc., 7.25%, 5/15/26 (144A)

 983,250

 1,687,335

 NSG Holdings LLC / NSG Holdings, Inc., 7.75%, 12/15/25 (144A)

 1,813,885

 2,430,000(g)

 TerraForm Global Operating LLC, 9.75%, 8/15/22 (144A)

 2,721,600

 505,000(g)(i)

 TerraForm Power Operating LLC, 6.375%, 2/1/23 (144A)

 525,200

 2,620,000(g)(i)

 TerraForm Power Operating LLC, 6.625%, 6/15/25 (144A)

 2,783,750

 $15,651,112

 Multi-Utilities - 0.4%

 1,230,418

 Ormat Funding Corp., 8.25%, 12/30/20

 $1,230,418

 Total Utilities

 $23,689,457

 TOTAL CORPORATE BONDS & NOTES

 (Cost  $343,818,804)

 $361,390,117

 CONVERTIBLE BONDS & NOTES - 2.7% of Net Assets

 CAPITAL GOODS - 1.4%

 Construction Machinery & Heavy Trucks - 1.4%

 2,625,000(g)

 Meritor, Inc., 7.875%, 3/1/26

 $4,465,781

 Total Capital Goods

 $4,465,781

 ENERGY - 0.0%†

 Coal & Consumable Fuels - 0.0%†

 1,905,000(d)

 Alpha Appalachia Holdings, Inc., 3.25%, 12/31/17

 $         9,525

 Total Energy

 $         9,525

 MATERIALS - 1.3%

 Specialty Chemicals - 1.3%

 4,000,000(m)

 Hercules, Inc., 6.5%, 6/30/29

 $4,020,000

 Total Materials

 $4,020,000

 UTILITIES - 0.0%†

 Renewable Electricity - 0.0%†

 170,984(d)(e)(f)

 LDK Solar Co., Ltd., 5.535% (5.535% PIK 0.0% cash), 12/31/18

 $             222

 Total Utilities

 $             222

 TOTAL CONVERTIBLE BONDS & NOTES

 (Cost  $7,334,852)

 $8,495,528

 SOVEREIGN DEBT OBLIGATIONS - 1.2% of Net Assets

 Argentina - 0.8%

 2,405,000

 Provincia del Chubut Argentina, 7.75%, 7/26/26 (144A)

 $2,423,591

 Russia - 0.4%

 1,171,600(i)

 Russian Government International Bond, 7.5%, 3/31/30

 $1,405,920

 TOTAL SOVEREIGN DEBT OBLIGATIONS

 (Cost  $3,272,228)

 $3,829,511

 U.S. GOVERNMENT AND AGENCY OBLIGATION - 0.5% of Net Assets

 1,500,000(b)

 U.S. Treasury Notes, 1.193%, 4/30/18

 $1,502,550

 TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATION

 (Cost  $1,500,331)

 $1,502,550

 TAX EXEMPT OBLIGATIONS - 0.5% of Net Assets (n)

 Mississippi - 0.1%

 250,000(a)

 Mississippi Business Finance Corp., Chevron USA, Inc., Project, Series G, 0.89%, 12/1/30

 $250,000

 Texas - 0.4%

 1,405,000(a)

 Harris County Health Facilities Development Corp., The Methodist Hospital System, Series A-2, 0.95%, 12/1/41

 $1,405,000

 TOTAL TAX EXEMPT OBLIGATIONS

 (Cost $1,655,000)

 $1,655,000

 MUNICIPAL COLLATERALIZED DEBT OBLIGATION - 0.0%† of Net Assets

 3,300,000(a)

 Non-Profit Preferred Funding Trust I, Series E, 0.0%, 9/15/37 (144A)

 $      57,750

 TOTAL MUNICIPAL COLLATERALIZED DEBT OBLIGATION

 (Cost  $3,294,259)

 $      57,750

 Shares

 Value

 COMMON STOCKS - 0.4% of Net Assets

 CAPITAL GOODS - 0.0%†

 Construction & Engineering - 0.0%†

 115,286(e)

 Abengoa SA, Class A

 $         4,609

 1,192,098(e)

 Abengoa SA, Class B

 16,339

 $      20,948

 Industrial Machinery - 0.0%†

 33,171(c)(e)

 Liberty Tire Recycling LLC

 $             332

 Total Capital Goods

 $      21,280

 ENERGY - 0.1%

 Coal & Consumable Fuels - 0.0%†

 2,781(e)

 Alpha Natural Resources Holdings, Inc.

 $         6,118

 198(e)

 Contura Energy, Inc.

 12,969

 $      19,087

 Oil & Gas Exploration & Production - 0.1%

 910(e)

 Midstates Petroleum Co., Inc.

 $      11,530

 40,561(e)

 PetroQuest Energy, Inc.

 80,311

 $      91,841

 Total Energy

 $110,928

 HEALTH CARE EQUIPMENT & SERVICES - 0.0%†

 Health Care Services - 0.0%†

 2,781(e)

 ANR, Inc.

 $      23,638

 Health Care Technology - 0.0%†

 244,563(c)(e)

 Medical Card System, Inc.

 $         2,446

 Total Health Care Equipment & Services

 $      26,084

 RETAILING - 0.0%†

 Computer & Electronics Retail - 0.0%†

 68,241(c)(e)

 Targus Cayman SubCo., Ltd.

 $      66,194

 Total Retailing

 $      66,194

 TRANSPORTATION - 0.3%

 Air Freight & Logistics - 0.3%

 3,266(e)

 CEVA Holdings LLC

 $883,449

 Total Transportation

 $883,449

 TOTAL COMMON STOCKS

 (Cost  $4,462,108)

 $1,107,935

 CONVERTIBLE PREFERRED STOCKS - 1.5% of Net Assets

 BANKS - 1.3%

 Diversified Banks - 1.3%

 3,355(h)

 Bank of America Corp., 7.25%

 $4,233,976

 Total Banks

 $4,233,976

 PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.2%

 Pharmaceuticals - 0.2%

 1,000

 Teva Pharmaceutical Industries, Ltd., 7.0%, 12/15/18

 $594,500

 Total Pharmaceuticals, Biotechnology & Life Sciences

 $594,500

 TOTAL CONVERTIBLE PREFERRED STOCKS

 (Cost  $4,135,786)

 $4,828,476

 PREFERRED STOCKS - 2.4% of Net Assets

 BANKS - 2.1%

 Diversified Banks - 2.1%

 3,000(a)(h)

 AgStar Financial Services ACA, 6.75% (144A)

 $3,207,938

 132,750(a)(g)

 GMAC Capital Trust I, 6.967%, 2/15/40

   3,478,050

 Total Banks

 $6,685,988

 ENERGY - 0.0%†

 Coal & Consumable Fuels - 0.0%†

 5,233

 Alpha Natural Resources Holdings, Inc.

 $      27,036

 Total Energy

 $      27,036

 HEALTH CARE EQUIPMENT & SERVICES - 0.1%

 Health Care Services - 0.1%

 5,233

 ANR, Inc.

 $103,352

 Total Health Care Equipment & Services

 $103,352

 MATERIALS - 0.2%

 Diversified Chemicals - 0.2%

 1,062,203

 Pinnacle Agriculture

 $690,432

 Total Materials

 $690,432

 TOTAL PREFERRED STOCKS

 (Cost  $7,218,644)

 $7,506,808

 WARRANTS - 0.0%† of Net Assets

 ENERGY - 0.0%†

 Coal & Consumable Fuels - 0.0%†

 322(e)(o)

 Contura Energy, Inc.

 $         6,440

 Oil & Gas Exploration & Production - 0.0%†

 6,448(e)(p)

 Midstates Petroleum Co., Inc.

 $                   –

 Total Energy

 $         6,440

 TOTAL WARRANTS

 (Cost  $908)

 $         6,440

 Principal

 Amount

 USD ($)

 Value

 TEMPORARY CASH INVESTMENTS - 6.1% of Net Assets

 REPURCHASE AGREEMENT - 0.6%

 1,990,000

 $1,990,000 ScotiaBank, 1.12%, dated 6/30/17,

 plus accrued interest on 7/3/17 collateralized

 by the following:

 $2,029,990 Federal National Mortgage Association, 3.5%, 6/1/46.

 $1,990,000

 TREASURY BILLS - 5.5%

 4,015,000(l)

 U.S. Treasury Bill, 7/6/17

 $4,014,747

 5,520,000(l)

 U.S. Treasury Bill, 7/13/17

 5,518,813

 5,505,000(l)

 U.S. Treasury Bill, 7/20/17

 5,502,969

 2,220,000(l)

 U.S. Treasury Bill, 9/28/17

 2,214,581

 $17,251,110

 TOTAL TEMPORARY CASH INVESTMENTS

 (Cost  $19,240,179)

 $19,241,110

 TOTAL INVESTMENTS IN SECURITIES - 138.0%

 (Cost - $420,924,809) (q)(r)

 $434,110,281

 OTHER ASSETS AND LIABILITIES - (38.0)%

 $(119,436,256)

 NET ASSETS - 100.0%

 $314,674,025

 REIT

 Real Estate Investment Trust.

 (144A)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At June 30, 2017, the value of these securities amounted to $198,457,740, or 63.1% of net assets.

 (Cat Bond)

 Catastrophe or event-linked bond. At June 30, 2017, the value of these securities amounted to $2,763,500, or 0.9% of net assets.

 †

 Amount rounds to less than 0.1%.

 *

Senior secured floating rate loan interests in which the Trust invests generally pay interest at rates that are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as LIBOR (London InterBank Offered Rate), (ii) the prime rate offered by one or more major United States banks, (iii) the rate of a certificate of deposit or (iv) other base lending rates used by commercial lenders. The interest rate shown is the rate accruing at June 30, 2017.

 (a)

 The interest rate is subject to change periodically. The interest rate shown is the rate at June 30, 2017.

 (b)

 Floating rate note. The rate shown is the coupon rate at June 30, 2017.

 (c)

 Security is valued using fair value methods (other than prices supplied by independent pricing services).

 (d)

 Security is in default.

 (e)

 Non-income producing.

 (f)

 Payment in Kind (PIK) security which may pay interest in the form of additional principal amount.

 (g)

 Denotes security pledged and segregated as collateral for the credit agreement.

 (h)

 Security is perpetual in nature and has no stated maturity date.

 (i)

 Debt obligation initially issued at one coupon which converts to a higher coupon at a specific date. The rate shown is the rate at June 30, 2017.

 (j)

 Structured reinsurance investment. At June 30, 2017, the value of these securities amounted to $8,189,797, or 2.6% of net assets.

 (k)

 Rate to be determined.

 (l)

 Security issued with a zero coupon. Income is recognized through accretion of discount.

 (m)

 Security is priced as a unit.

 (n)

 Consists of Revenue Bonds unless otherwise indicated.

 (o)

 Contura Energy warrants are exercisable into 322 shares.

 (p)

 Midstates Petroleum warrants are exercisable into 6,448 shares.

 (q)

 At June 30, 2017, the net unrealized appreciation on investments based on cost for federal tax purposes of $422,413,808 was as follows:

 Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost

 $32,055,465

 Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value

 (20,358,992)

 Net unrealized appreciation

 $11,696,473

 (r)

 Distributions of investments by country of issue, as a percentage of long-term holdings based on country of domicile, is as follows:

 United States

 80.2%

 Luxembourg

 4.2

 Netherlands

 3.4

 Bermuda

 2.7

 Canada

 2.4

 Ireland

 United Kingdom

 1.2

 1.0

 Other (individually less than 1%)

 4.9

 100.0%

 (r)

 Distributions of investments by country of issue, as a percentage of long-term holdings based on country of domicile, is as follows:

 United States

 80.2%

 Luxembourg

 4.2

 Netherlands

 3.4

 Bermuda

 2.7

 Canada

 2.4

 Ireland

 United Kingdom

 1.2

 1.0

 Other (individually less than 1%)

 4.9

 100.0%

The accompanying notes are an integral part of these financial statements.

Pioneer High Income Trust | Semiannual Report | 9/30/16

Prices and Distributions  |  9/30/16 (unaudited)

 Principal amounts are denominated in U.S. dollars unless otherwise noted.

 AUD

 -

 Australian Dollar

 EUR

 -

 Euro

 IDR

 -

 Indonesian Rupiah

 CREDIT DEFAULT SWAP AGREEMENT - SELL PROTECTION

 Notional

 Principal ($)(1)

 Counterparty

 Obligation

 Entity/

 Index

 Coupon

 Credit Rating(2)

 Expiration

 Date

 Premiums

 (Received)

 Unrealized

 Appreciation

   2,000,000

 JPMorgan

 Chase

 Bank NA

 Goodyear

 Tire &

 Rubber Co.

 5.00%

 BB

 12/20/17

 $(65,000)

 $114,453

 (1)

 The notional amount is the maximum amount that a seller of credit protection would be obligated to pay upon occurrence of a credit event.

 (2)

 Based on Standard & Poor's rating of the issuer or weighted average of all the underlying securities of the index.

 CENTRALLY CLEARED INTEREST RATE SWAP AGREEMENT

 Notional

 Principal ($)

 Exchange

 Pay/

 Receive

 Floating

 Rate

 Annual

 Fixed

 Rate

 Expiration

 Date

 Premiums

 Paid

 Unrealized

 Appreciation

   22,500,000

 Chicago

 Mercantile

 Exchange

 Receive

 LIBOR USD

 3 Month

 1.593%

 11/9/20

 $101

 $119,788

 Various inputs are used in determining the value of the Trust's investments. These inputs are summarized in the three broad levels below.

 Level 1 - quoted prices in active markets for identical securities.

 Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

 Level 3 - significant unobservable inputs (including the Trust's own assumptions in determining fair value of investments).

 The following is a summary of the inputs used as of June 30, 2017, in valuing the Trust's investments.

 Level 1

 Level 2

 Level 3

 Total

 Asset Backed Securities

     $–

  $344,812

     $–

  $344,812

 Collateralized Mortgage

 Obligations

      –

   677,790

      –

   677,790

 Commercial Mortgage-Backed Securities

      –

   3,147,301

      –

   3,147,301

 Senior Secured Floating

 Rate Loan Interests

 Capital Goods

 Aerospace & Defense

      –

   882,938

   2,139,250

   3,022,188

 Health Care Equipment & Services

 Health Care Technology

      –

      –

   853,713

   853,713

 All Other Senior Secured

 Floating Rate Loan Interests

 –

   16,443,252

 –

   16,443,252

 Corporate Bonds & Notes

 Diversified Financials

 Other Diversified Financial Services

      –

      –

   3,179,763

   3,179,763

 Insurance

 Reinsurance

      –

   2,257,000

   8,696,297

   10,953,297

 All Other Corporate Bonds & Notes

 –

   347,257,057

 –

   347,257,057

 Convertible Bonds & Notes

      –

   8,495,528

      –

   8,495,528

 Sovereign Debt Obligations

      –

   3,829,511

      –

   3,829,511

 U.S. Government and Agency Obligation

      –

   1,502,550

      –

   1,502,550

 Tax Exempt Obligations

      –

   1,655,000

      –

   1,655,000

 Municipal Collateralized Debt Obligation

      –

   57,750

      –

   57,750

 Common Stocks

 Capital Goods

 Industrial Machinery

 –

 –

      332

      332

 Health Care Equipment & Services

 Health Care Technology

 –

 –

      2,446

      2,446

 Retailing

 Computer & Electronics Retail

 –

 –

 66,194

 66,194

 Transportation

 Air Freight & Logistics

      –

   883,449

       –

    883,449

 All Other Common Stocks

   155,514

 –

 –

   155,514

 Convertible Preferred Stocks

   4,828,476

 –

 –

   4,828,476

 Level 1

 Level 2

 Level 3

 Total

 Preferred Stocks

 Banks

 Diversified Banks

  $3,478,050

  $3,207,938

     $–

  $6,685,988

 Energy

 Coal & Consumable Fuels

 –

   27,036

 –

   27,036

 Health Care Equipment & Services

 Health Care Services

 –

   103,352

 –

   103,352

 Materials

 Diversified Chemicals

 –

   690,432

 –

   690,432

 Warrants

 Energy

 Coal & Consumable

 Fuels

 –

      6,440

 –

      6,440

 Oil & Gas Exploration & Production

 –

      –*

 –

      –*

 Repurchase Agreement

      –

   1,990,000

      –

   1,990,000

 Treasury Bills

      –

   17,251,110

      –

   17,251,110

 Total Investments in

 Securities

  $8,462,040

  $410,710,246

  $14,937,995

  $434,110,281

 Other Financial Instruments

 Unrealized appreciation

 on centrally cleared

 interest rate swap

 agreement

     $–

  $119,788

     $–

  $119,788

 Unrealized appreciation

 on credit default

 swap agreement

 –

 114,453

 –

 114,453

 Total Other

 Financial Instruments

     $–

  $234,241

     $–

  $234,241

*   Includes securities that are valued at $0.

 The following is a reconciliation of assets valued using significant unobservable inputs (Level 3):

 Balance

 as of

 3/31/17

 Realized

 gain

 (loss)

 Change in

 unrealized

 appreciation

 (depreciation)

 Purchases

 Sales

 Accrued

 discounts/

 premiums

 Transfers

 in to

 Level 3*

 Transfers

 out of

 Level 3*

 Transfers

 in and out

 of Level 3

 categories

 Balance

 as of

 6/30/17

 Commercial

 Mortgage-Backed Securities

 Banks

 Thrifts & Mortgage Finance

 $113,123

 $–

 $–

 $–

 $–

 $–

 $–

 $(113,123)

 $–

 $–

 Senior Secured

 Floating Rate

 Loan Interests

 Capital Goods

 Aerospace & Defense

  2,144,625

        49

   (1,124)

           –

  (5,375)

  1,075

           –

           –

           –

  2,139,250

 Health Care

 Equipment & Services

 Health Care Technology

  853,713

           –

   (12,704)

           –

             –

  12,704

           –

           –

           –

  853,713

 Corporate Bonds

 & Notes

 Diversified Financials

 Other Diversified Financial Services

              –

           –

   312,457

           –

             –

  3,031

           –

           –

  2,864,275

  3,179,763

 Insurance

 Property

 & Casualty Insurance

  2,864,275

           –

    –

           –

             –

           –

           –

           –

  (2,864,275)

             –

 Reinsurance

  10,836,716

  1,211

   (156,821)

  1,261,110

  (3,214,739)

  (31,180)

           –

           –

           –

  8,696,297

 Common Stocks

 Capital Goods

 Industrial

 Machinery

       332

           –

    –

           –

             –

           –

           –

           –

           –

       332

 Health Care Equipment & Services

 Health Care Technology

  2,446

           –

    –

           –

             –

           –

           –

           –

           –

  2,446

 Retailing

 Computer & Electronics Retail

  66,194

           –

    –

           –

             –

           –

           –

           –

           –

  66,194

 Total

 $16,881,424

 $1,260

 $141,808

 $1,261,110

 $(3,220,114)

 $(14,370)

 $–

 $   (113,123)

 $        –

 $14,937,995

*    Transfers are calculated on the beginning of period value. For the three months ended June 30, 2017, there were no transfers between Levels 1 and 2. Securities with an aggregate market value $113,123 transferred from Level 3 to Level 2 as there were observable inputs available to determine their value.

 Net change in unrealized appreciation of Level 3 investments still held and considered Level 3 at June 30, 2017: $199,832.

 ITEM 2. CONTROLS AND PROCEDURES. (a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)). The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report. (b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting. There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting. ITEM 3. EXHIBITS. File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: CERTIFICATIONS I, [identify the certifying individual], certify that: 1. I have reviewed this report on Form N-Q of [identify registrant]; 2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report; 3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed; 4. The registrants other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have: (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared; (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles; (c) Evaluated the effectiveness of the registrants disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and (d) Disclosed in this report any change in the registrants internal control over financial reporting that occurred during the registrants most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting; and 5. The registrants other certifying officer(s) and I have disclosed to the registrants auditors and the audit committee of the registrants board of directors (or persons performing the equivalent functions): (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrants ability to record, process, summarize, and report financial information; and (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrants internal control over financial reporting. Date: [Signature] [Title] Filed herewith. SIGNATURES [See General Instruction F] Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized. (Registrant) Pioneer High Income Trust By (Signature and Title)* /s/ Lisa M.Jones ----------------------- Lisa M.Jones, President and Chief Executive Officer Date August 29, 2017 Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated. By (Signature and Title)* /s/ Lisa M.Jones ----------------------- Lisa M.Jones, President and Chief Executive Officer Date August 29, 2017 By (Signature and Title)* /s/ Mark E. Bradley ----------------- Mark E. Bradley, Treasurer and Chief Accounting and Financial Officer Date August 29, 2017 * Print the name and title of each signing officer under his or her signature.